Discontinued operations - Results from Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from discontinued operations, net of tax	$ (11,788)	$ (1,553)
Loss from discontinued operations attributable to shareholders of the Company	(13,676)	(4,407)
Discontinued operations	$ (1,888)	$ (2,854)
Diluted loss per share attributable to shareholders of the Company (in dollars per share)	$ (0.06)	$ (0.01)
Romania
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from discontinued operations, net of tax	$ (11,788)	$ (1,553)
Certej Project | Romania
Disclosure of analysis of single amount of discontinued operations [line items]
Expenses	(4,989)	(4,407)
Impairment of property and equipment	(8,687)	0
Loss from operations	(13,676)	(4,407)
Income tax recovery	0	0
Loss from discontinued operations, net of tax	(13,676)	(4,407)
Loss from discontinued operations attributable to shareholders of the Company	(11,788)	(1,553)
Discontinued operations	$ (1,888)	$ (2,854)
Basic loss per share attributable to shareholders of the Company (in dollars per share)	$ (0.06)	$ (0.01)